Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 16,709	$ 13,772	$ 60,692	$ 71,501	[1]
Cost of sales	13,135	10,948	47,965	56,458	[1]
Gross profit	3,574	2,824	12,727	15,043	[1]
Selling, general and administrative expense	3,717	5,033	18,338	18,152	[1]
Adjustment To Earn Out Obligations			(820)		[1]
Operating loss	(143)	(2,209)	(4,791)	(3,109)	[1]
Other expense:
Interest expense	207	226	959	998	[1]
Fair market value adjustment of warrant liability	(251)		(296)
Other income, net	(8)	(6)	(37)	(116)	[1]
Total other expense	(52)	220	626	882	[1]
Loss before income taxes	(91)	(2,429)	(5,417)	(3,991)	[1]
Provision (benefit) for income taxes	22	(327)	(199)	(125)	[1]
Net loss	(113)	(2,102)	(5,218)	(3,866)	[1]
Common stock deemed dividend			(263)		[1]
Cumulative and imputed dividends on Series A and B preferred stock	(27)	(27)	(108)	(954)	[1]
Cash and imputed dividends on Series D and E preferred stock	(302)	(193)
Accrued paid-in-kind dividends on Series D and Series E preferred stock			(289)		[1]
Imputed dividends on Series D preferred stock			(580)		[1]
Imputed contingent beneficial converion on Series D preferred stock			(1,343)		[1]
Net loss attributable to common shareholders	(442)	(2,322)	(7,801)	(4,820)	[1]
Net loss per common share:
Basic and diluted	$ (0.04)	$ (0.27)	$ (0.80)	$ (0.61)	[1]
Weighted average common shares outstanding:
Basic and diluted	12,314,498	8,620,807	9,802,810	7,900,693	[1]
Other comprehensive loss, net of tax
Net loss	(113)	(2,102)	(5,218)	(3,866)	[1]
Foreign currency translation adjustment			(23)	22	[1]
Comprehensive loss	$ (138)	$ (2,105)	$ (5,241)	$ (3,844)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.